Fair Value of Financial Instruments	12 Months Ended
Jun. 30, 2019
Business Combinations [Abstract]
Fair Value of Financial Instruments
Note 15.  Fair Value of Financial Instruments
The FASB defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous markets for the asset and liability in an orderly transaction between market participants at the measurement date. The Company estimates fair value of its financial instruments utilizing an established three-level hierarchy in accordance with U.S. GAAP. The hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date as follows:
•Level 1 – Valuation is based upon unadjusted quoted prices for identical assets or liabilities in active markets.
•Level 2 – Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instruments.
•Level 3 – Valuation is based upon other unobservable inputs that are significant to the fair value measurements.
The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement.
At June 30, 2019, the Company had foreign currency forward contracts recorded at fair value. The fair values of these instruments were measured using valuations based upon quoted prices for similar assets and liabilities in active markets (Level 2) and are valued by reference to similar financial instruments, adjusted for credit risk and restrictions and other terms specific to the contracts.
The Company has entered into earnout arrangements in conjunction with specified acquisitions, as discussed in Note 3, that provide additional cash earnout opportunities based upon achievement of certain agreed upon financial and operational targets. The fair values of the contingent earnout arrangements and the net put option were measured using valuations based upon other unobservable inputs that are significant to the fair value measurement (Level 3).
The fair values of these contingent earnout arrangements and the net put option (discussed in Note 4) were measured using valuations based on other unobservable inputs that are significant to the fair value measurement (Level 3).
The Company estimated the fair value of the Notes based on quoted market prices as of the last trading day prior to June 30, 2019; however, the Notes have only a limited trading volume and, as such, this fair value estimate is not necessarily the value at which the Notes could be retired or transferred. The Company concluded that this fair value measurement should be categorized within Level 2. The carrying value of the convertible notes is net of unamortized discount and issuance costs. See Note 9 for details on the Company’s debt facilities. The fair value and carrying value of the convertible notes were as follows at June 30, 2019 ($000):

	Fair Value	Carrying Value
Convertible notes	$365,700	$301,141

The following tables provide a summary by level of the fair value of financial instruments that are measured on a recurring basis as of June 30, 2019 and 2018 ($000):

	Fair Value Measurements at June 30, 2019 Using:
	June 30, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Foreign currency forward contracts	$139	$—	$139	$—
Contingent earnout arrangements	4,397	—	—	4,397
Net put option	2,024	—	—	2,024

	Fair Value Measurements at June 30, 2018 Using:
	June 30, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign currency forward contracts	$121	$—	$121	$—

Liabilities:
Contingent earnout arrangements	5,405	—	—	5,405
Net put option	2,024	—	—	2,024
The following table presents a reconciliation of the beginning and ending fair value measurements of the Company’s level 3 contingent earnout arrangements related to the Company’s acquisitions and the net put option relating to the purchase of the equity investment in November 2017 ($000):

Significant
Unobservable Inputs
(Level 3)
Balance at July 1, 2018	$7,429

Activity:
Payments	(4,524)
Changes in fair value recorded in other expense (income), net	(881)
Other earnout arrangements	4,397

Balance at June 30, 2019	$6,421

The fair values of cash and cash equivalents are considered Level 1 among the fair value hierarchy and approximate fair value because of the short-term maturity of those instruments. The Company’s borrowings include both variable and fixed interest rates, non-interest bearing debt and a capital lease obligation and are considered Level 2 among the fair value hierarchy and accordingly their carrying amounts approximate fair value.